Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UBS Investment Trust
Entity Central Index Key	0000873803
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000006689
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class A
Trading Symbol	PWTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Tactical asset allocation was the largest positive contributor to relative performance, while manager selection of individual investments also added value.

- An overweight to equities versus bonds contributed, as did an overweight to emerging market equities.

- Within international developed equities, positioning in Japan and European banks added to results and more than offset the impact of an underweight to broad European equities. As a reminder, while the Fund invests primarily in US securities, a smaller portion may be invested outside the United States.

- Within fixed income, investment-grade credit positioning contributed modestly to relative performance.

What didn’t work:

- Foreign currency positioning detracted from performance. An overweight to the euro versus the US dollar weighed on relative results.

- Within US equities, large-cap positioning detracted from relative performance. Sector positioning was mixed, with positive contributions from information technology offset by weakness in areas including consumer staples, industrials and real estate.

We used derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilized various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures were sometimes used to manage overall regional exposure while increasing exposure to actively managed sleeves of the portfolio. We also utilized futures to gain exposure to certain asset classes when our maximum permitted allocation to other investment companies, including unaffiliated ETFs, was limited by certain regulations regarding investments in other funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	S&P 500 Index
8/31/16	$9,449	$10,000
9/30/16	$9,487	$10,002
10/31/16	$9,302	$9,819
11/30/16	$9,449	$10,183
12/31/16	$9,544	$10,384
1/31/17	$9,771	$10,581
2/28/17	$10,033	$11,001
3/31/17	$10,062	$11,014
4/30/17	$10,159	$11,127
5/31/17	$10,265	$11,284
6/30/17	$10,335	$11,354
7/31/17	$10,470	$11,588
8/31/17	$10,492	$11,623
9/30/17	$10,641	$11,863
10/31/17	$10,745	$12,140
11/30/17	$10,948	$12,512
12/31/17	$11,018	$12,651
1/31/18	$11,360	$13,376
2/28/18	$11,045	$12,883
3/31/18	$10,921	$12,555
4/30/18	$10,867	$12,604
5/31/18	$11,119	$12,907
6/30/18	$11,130	$12,987
7/31/18	$11,349	$13,470
8/31/18	$11,565	$13,909
9/30/18	$11,505	$13,988
10/31/18	$10,770	$13,032
11/30/18	$10,896	$13,297
12/31/18	$10,148	$12,097
1/31/19	$10,934	$13,066
2/28/19	$11,252	$13,486
3/31/19	$11,375	$13,748
4/30/19	$11,746	$14,304
5/31/19	$11,221	$13,395
6/30/19	$11,766	$14,339
7/31/19	$11,872	$14,546
8/31/19	$11,663	$14,315
9/30/19	$11,781	$14,583
10/31/19	$11,983	$14,899
11/30/19	$12,278	$15,440
12/31/19	$12,524	$15,906
1/31/20	$12,578	$15,899
2/29/20	$11,966	$14,591
3/31/20	$10,704	$12,788
4/30/20	$11,694	$14,428
5/31/20	$12,146	$15,115
6/30/20	$12,442	$15,416
7/31/20	$13,033	$16,285
8/31/20	$13,604	$17,455
9/30/20	$13,291	$16,792
10/31/20	$13,237	$16,346
11/30/20	$14,404	$18,135
12/31/20	$14,893	$18,832
1/31/21	$14,840	$18,642
2/28/21	$15,267	$19,156
3/31/21	$15,419	$19,995
4/30/21	$16,063	$21,062
5/31/21	$16,063	$21,209
6/30/21	$16,278	$21,704
7/31/21	$16,429	$22,220
8/31/21	$16,647	$22,895
9/30/21	$16,201	$21,831
10/31/21	$16,989	$23,360
11/30/21	$16,807	$23,198
12/31/21	$17,286	$24,238
1/31/22	$16,518	$22,984
2/28/22	$16,321	$22,295
3/31/22	$16,535	$23,123
4/30/22	$15,346	$21,107
5/31/22	$15,356	$21,146
6/30/22	$14,339	$19,400
7/31/22	$15,262	$21,189
8/31/22	$14,702	$20,325
9/30/22	$13,585	$18,453
10/31/22	$14,284	$19,947
11/30/22	$14,893	$21,062
12/31/22	$14,315	$19,848
1/31/23	$15,155	$21,095
2/28/23	$14,817	$20,581
3/31/23	$14,970	$21,336
4/30/23	$15,105	$21,669
5/31/23	$15,144	$21,763
6/30/23	$15,781	$23,201
7/31/23	$16,201	$23,947
8/31/23	$15,984	$23,566
9/30/23	$15,280	$22,442
10/31/23	$14,884	$21,970
11/30/23	$16,020	$23,977
12/31/23	$16,805	$25,066
1/31/24	$16,874	$25,487
2/29/24	$17,412	$26,848
3/31/24	$17,837	$27,712
4/30/24	$17,058	$26,580
5/31/24	$17,671	$27,898
6/30/24	$17,996	$28,899
7/31/24	$18,350	$29,251
8/31/24	$18,696	$29,960
9/30/24	$19,028	$30,600
10/31/24	$18,826	$30,323
11/30/24	$19,700	$32,102
12/31/24	$19,112	$31,337
1/31/25	$19,506	$32,210
2/28/25	$19,327	$31,790
3/31/25	$18,519	$29,998
4/30/25	$18,336	$29,795
5/31/25	$18,949	$31,670
6/30/25	$19,772	$33,281
7/31/25	$20,053	$34,028
8/31/25	$20,470	$34,718
9/30/25	$21,137	$35,985
10/31/25	$21,504	$36,827
11/30/25	$21,574	$36,918
12/31/25	$21,613	$36,940
1/31/26	$21,938	$37,476
2/28/26	$22,028	$37,191
3/31/26	$20,869	$35,339
4/30/26	$22,525	$39,047
5/31/26	$23,291	$41,102
6/30/26	$23,124	$40,711
7/31/26	$23,034	$40,685
8/31/26	$23,560	$41,793

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	15.10%	7.19%	9.57%
Class A with Load	8.78%	5.99%	8.95%
S&P 500 Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 228,755,132
Holdings Count | Holding	951
Advisory Fees Paid, Amount	$ 1,122,560
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$228,755,132
# of Portfolio Holdings	951
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (includes Administration Fees)	$1,122,560

Holdings [Text Block]

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	2.9%
iShares MSCI Global Gold Miners ETF	2.5
iShares TIPS Bond ETF	2.4
Uniform Mortgage-Backed Security, TBA, 5.500%	1.7
U.S. Treasury Bills, 3.902%, due 01/14/27	1.6

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term investments	7.6%
Exchange traded funds	9.2%
U.S. government agency obligations	11.9%
Corporate bonds	17.2%
Common stocks	55.9%

Largest Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.9%
Alphabet, Inc., Class A	3.4
Apple, Inc.	3.2
Amazon.com, Inc.	2.5
Microsoft Corp.	2.4

Material Fund Change [Text Block]
C000006692
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class P
Trading Symbol	PWTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Tactical asset allocation was the largest positive contributor to relative performance, while manager selection of individual investments also added value.

- An overweight to equities versus bonds contributed, as did an overweight to emerging market equities.

- Within international developed equities, positioning in Japan and European banks added to results and more than offset the impact of an underweight to broad European equities. As a reminder, while the Fund invests primarily in US securities, a smaller portion may be invested outside the United States.

- Within fixed income, investment-grade credit positioning contributed modestly to relative performance.

What didn’t work:

- Foreign currency positioning detracted from performance. An overweight to the euro versus the US dollar weighed on relative results.

- Within US equities, large-cap positioning detracted from relative performance. Sector positioning was mixed, with positive contributions from information technology offset by weakness in areas including consumer staples, industrials and real estate.

We used derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilized various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures were sometimes used to manage overall regional exposure while increasing exposure to actively managed sleeves of the portfolio. We also utilized futures to gain exposure to certain asset classes when our maximum permitted allocation to other investment companies, including unaffiliated ETFs, was limited by certain regulations regarding investments in other funds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	S&P 500 Index
8/31/16	$10,000	$10,000
9/30/16	$10,041	$10,002
10/31/16	$9,849	$9,819
11/30/16	$10,007	$10,183
12/31/16	$10,109	$10,384
1/31/17	$10,353	$10,581
2/28/17	$10,633	$11,001
3/31/17	$10,665	$11,014
4/30/17	$10,773	$11,127
5/31/17	$10,885	$11,284
6/30/17	$10,963	$11,354
7/31/17	$11,108	$11,588
8/31/17	$11,136	$11,623
9/30/17	$11,296	$11,863
10/31/17	$11,407	$12,140
11/30/17	$11,627	$12,512
12/31/17	$11,705	$12,651
1/31/18	$12,070	$13,376
2/28/18	$11,735	$12,883
3/31/18	$11,608	$12,555
4/30/18	$11,552	$12,604
5/31/18	$11,822	$12,907
6/30/18	$11,837	$12,987
7/31/18	$12,072	$13,470
8/31/18	$12,307	$13,909
9/30/18	$12,244	$13,988
10/31/18	$11,464	$13,032
11/30/18	$11,601	$13,297
12/31/18	$10,808	$12,097
1/31/19	$11,648	$13,066
2/28/19	$11,988	$13,486
3/31/19	$12,122	$13,748
4/30/19	$12,517	$14,304
5/31/19	$11,964	$13,395
6/30/19	$12,546	$14,339
7/31/19	$12,662	$14,546
8/31/19	$12,441	$14,315
9/30/19	$12,573	$14,583
10/31/19	$12,791	$14,899
11/30/19	$13,107	$15,440
12/31/19	$13,375	$15,906
1/31/20	$13,434	$15,899
2/29/20	$12,785	$14,591
3/31/20	$11,437	$12,788
4/30/20	$12,500	$14,428
5/31/20	$12,987	$15,115
6/30/20	$13,305	$15,416
7/31/20	$13,940	$16,285
8/31/20	$14,554	$17,455
9/30/20	$14,223	$16,792
10/31/20	$14,166	$16,346
11/30/20	$15,418	$18,135
12/31/20	$15,948	$18,832
1/31/21	$15,896	$18,642
2/28/21	$16,355	$19,156
3/31/21	$16,520	$19,995
4/30/21	$17,215	$21,062
5/31/21	$17,221	$21,209
6/30/21	$17,452	$21,704
7/31/21	$17,619	$22,220
8/31/21	$17,856	$22,895
9/30/21	$17,383	$21,831
10/31/21	$18,231	$23,360
11/30/21	$18,041	$23,198
12/31/21	$18,558	$24,238
1/31/22	$17,738	$22,984
2/28/22	$17,528	$22,295
3/31/22	$17,765	$23,123
4/30/22	$16,491	$21,107
5/31/22	$16,504	$21,146
6/30/22	$15,416	$19,400
7/31/22	$16,409	$21,189
8/31/22	$15,813	$20,325
9/30/22	$14,613	$18,453
10/31/22	$15,372	$19,947
11/30/22	$16,026	$21,062
12/31/22	$15,409	$19,848
1/31/23	$16,318	$21,095
2/28/23	$15,953	$20,581
3/31/23	$16,124	$21,336
4/30/23	$16,273	$21,669
5/31/23	$16,322	$21,763
6/30/23	$17,011	$23,201
7/31/23	$17,466	$23,947
8/31/23	$17,239	$23,566
9/30/23	$16,482	$22,442
10/31/23	$16,061	$21,970
11/30/23	$17,283	$23,977
12/31/23	$18,140	$25,066
1/31/24	$18,216	$25,487
2/29/24	$18,803	$26,848
3/31/24	$19,265	$27,712
4/30/24	$18,428	$26,580
5/31/24	$19,094	$27,898
6/30/24	$19,450	$28,899
7/31/24	$19,836	$29,251
8/31/24	$20,219	$29,960
9/30/24	$20,582	$30,600
10/31/24	$20,367	$30,323
11/30/24	$21,317	$32,102
12/31/24	$20,689	$31,337
1/31/25	$21,115	$32,210
2/28/25	$20,926	$31,790
3/31/25	$20,058	$29,998
4/30/25	$19,862	$29,795
5/31/25	$20,529	$31,670
6/30/25	$21,426	$33,281
7/31/25	$21,733	$34,028
8/31/25	$22,191	$34,718
9/30/25	$22,920	$35,985
10/31/25	$23,321	$36,827
11/30/25	$23,407	$36,918
12/31/25	$23,454	$36,940
1/31/26	$23,813	$37,476
2/28/26	$23,916	$37,191
3/31/26	$22,661	$35,339
4/30/26	$24,463	$39,047
5/31/26	$25,302	$41,102
6/30/26	$25,127	$40,711
7/31/26	$25,033	$40,685
8/31/26	$25,611	$41,793

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	15.41%	7.48%	9.86%
S&P 500 Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 228,755,132
Holdings Count | Holding	951
Advisory Fees Paid, Amount	$ 1,122,560
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$228,755,132
# of Portfolio Holdings	951
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (includes Administration Fees)	$1,122,560

Holdings [Text Block]

Top 5 Holdings (other than equities) (% of Net Assets)

Table Summary
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	2.9%
iShares MSCI Global Gold Miners ETF	2.5
iShares TIPS Bond ETF	2.4
Uniform Mortgage-Backed Security, TBA, 5.500%	1.7
U.S. Treasury Bills, 3.902%, due 01/14/27	1.6

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term investments	7.6%
Exchange traded funds	9.2%
U.S. government agency obligations	11.9%
Corporate bonds	17.2%
Common stocks	55.9%

Largest Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	4.9%
Alphabet, Inc., Class A	3.4
Apple, Inc.	3.2
Amazon.com, Inc.	2.5
Microsoft Corp.	2.4

Material Fund Change [Text Block]